Taxation - Schedule of Components of Loss Before Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
(Loss)/income from PRC entities	¥ 610,813		¥ (311,483)	¥ (483,970)
Loss from overseas entities	(1,622,360)		(630,412)	(18,085)
Loss before income tax expense	¥ (1,011,547)	$ (158,733)	¥ (941,895)	¥ (502,055)